Vessels and Other Fixed Assets, Net (Details) $ in Thousands	2 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2015 USD ($)	Feb. 27, 2015 USD ($)	Mar. 16, 2016	May. 27, 2015 USD ($)	Jul. 15, 2015 USD ($)	Jul. 11, 2014 USD ($) shares	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Aug. 19, 2014 USD ($) shares	Oct. 09, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2016
Vessels [Line Items]
Payments to acquire property plant and equipment											$ 473,917	$ 518,447	$ 127,814
Loss on sale of vessel											20,585	0	87
Impairment loss of disposed assets											219,400
Impairment loss of assets held for use											102,578
Impairment loss											321,978	0	0
Amortization of deferred gain											22	0	0
Advances from sale of vessel											$ 0	1,100
Star Sigma
Vessels [Line Items]
Disposal date											Apr. 10, 2013
Loss on sale of vessel													$ (87)
Star Challenger
Vessels [Line Items]
Delivery date											December 12, 2013
DWT											61,462
Star Fighter
Vessels [Line Items]
Delivery date											December 30, 2013
DWT											61,455
Star Vega
Vessels [Line Items]
Delivery date											February 13, 2014
DWT											98,681
Star Sirius
Vessels [Line Items]
Delivery date											March 7, 2014
DWT											98,681
Star Sirius and Star Vega
Vessels [Line Items]
Gross daily charter rate											$ 15
Merger and Pappas Transaction
Vessels [Line Items]
Number of vessels acquired						13
Fair value of vessels acquired						$ 426,000
Peloreus
Vessels [Line Items]
Delivery date											July 22, 2014
DWT											182,496
Payments to acquire property plant and equipment												34,625
Leviathan
Vessels [Line Items]
Delivery date											September 19, 2014
DWT											182,511
Payments to acquire property plant and equipment												34,625
Excel Vessels
Vessels [Line Items]
Contracted purchase price												$ 501,535
Number of vessels acquired									34
Number of vessels delivered											6	28
Shares to acquire vessels | shares									29,917,312		4,257,887	25,659,425
Payments to acquire property plant and equipment									$ 288,391		$ 39,475	$ 248,751
Held in escrow for Heron vessels
Vessels [Line Items]
Shares to acquire vessels | shares						2,115,706
Heron vessels
Vessels [Line Items]
Delivery date											December 5, 2014
Number of vessels acquired											2
Payments to acquire property plant and equipment						$ 25,000
Value of common shares issued for acquisition of Heron Vessels						$ 25,080
Star Kim
Vessels [Line Items]
Disposal date											Jan. 21, 2015
Number of vessels sold											1
Advances from sale of vessel												1,100
Indomitable
Vessels [Line Items]
Delivery date											January 8, 2015
DWT											182,476
Payments to acquire property plant and equipment												$ 34,942
Honey Badger
Vessels [Line Items]
Delivery date											February 27, 2015
DWT											61,320
Payments to acquire property plant and equipment		$ 19,422
Wolverine
Vessels [Line Items]
Delivery date											February 27, 2015
DWT											61,292
Payments to acquire property plant and equipment		$ 19,422
Idee Fixe
Vessels [Line Items]
Delivery date											March 25, 2015
DWT											63,458
Roberta
Vessels [Line Items]
Delivery date											March 31, 2015
DWT											63,426
Laura
Vessels [Line Items]
Delivery date											April 7, 2015
DWT											63,399
Kaley
Vessels [Line Items]
Delivery date											June 26, 2015
DWT											63,283
Gargantua
Vessels [Line Items]
Delivery date											April 2, 2015
DWT											209,529
Goliath
Vessels [Line Items]
Delivery date											July 15, 2015
DWT											209,537
Maharaj
Vessels [Line Items]
Delivery date											July 15, 2015
DWT											209,472
Gargantua, Goliath and Maharaj
Vessels [Line Items]
Payments to acquire property plant and equipment					$ 113,046
Deep Blue
Vessels [Line Items]
Delivery date											May 27, 2015
DWT											182,608
Payments to acquire property plant and equipment				$ 34,982
Star Aquarius
Vessels [Line Items]
Delivery date											July 22, 2015
DWT											60,916
Payments to acquire property plant and equipment								$ 20,359
Star Pisces
Vessels [Line Items]
Delivery date											August 7, 2015
DWT											60,916
Payments to acquire property plant and equipment							$ 20,351
Star Antares
Vessels [Line Items]
Delivery date											October 9, 2015
DWT											61,258
Payments to acquire property plant and equipment										$ 19,770
Vessels sales agreements in 2015 and 2016
Vessels [Line Items]
Number of vessels sold											16
Number of vessels delivered											12
Maiden Voyage
Vessels [Line Items]
DWT												58,722
Leasing arrangements, Term of time charter contract											2 years
Sale Leaseback Transaction, Date											September 15, 2015
Sale Leaseback Transaction, Deferred Gain, Gross											$ 148
Sale Leaseback Transaction, Deferred Gain, Net											126
Amortization of deferred gain											$ 22
New Yangzijiang Vessels
Vessels [Line Items]
DWT											64,000
Payments to acquire equipment on lease											$ 20,680
Proceeds from Long-term Capital Lease Obligations											20,680
Vessel purchase price obligation											$ 6,000
Capital leased assets, Number of vessels											4
Interest and finance costs											$ 3,088
Capital leased assets, Net book value											120,992
Accumulated amortization											3,056
Deutsche Bank AG $85,000 Facility | Peloreus
Vessels [Line Items]
Amount drawn down												$ 32,500
Deutsche Bank AG $85,000 Facility | Leviathan
Vessels [Line Items]
Amount drawn down												32,500
Heron Vessels Facility
Vessels [Line Items]
Amount drawn down												25,311
BNP $32,480 Facility
Vessels [Line Items]
Amount drawn down												32,480
Sinosure Facility | Honey Badger and Wolverine
Vessels [Line Items]
Amount drawn down	$ 38,162
Sinosure Facility | Star Antares
Vessels [Line Items]
Amount drawn down										$ 16,738
DNB-SEB-CEXIM $227,500 Facility | Gargantua, Goliath and Maharaj
Vessels [Line Items]
Amount drawn down					$ 93,000
DVB $31,000 Deep Blue Facility
Vessels [Line Items]
Amount drawn down				$ 28,680
NIBC $32,000 Facility | Star Aquarius
Vessels [Line Items]
Amount drawn down								$ 15,237
NIBC $32,000 Facility | Star Pisces
Vessels [Line Items]
Amount drawn down							$ 15,237
Subsequent Event | Deep Blue
Vessels [Line Items]
Disposal date			Mar. 16, 2016
Subsequent Event | Vessels sales agreements in 2015 and 2016
Vessels [Line Items]
Number of vessels delivered														4
Possibility of a sale of certain additional operating vessels and newbuildings
Vessels [Line Items]
Vessels' net book value											$ 119,591
Existing cash | Peloreus
Vessels [Line Items]
Payments to acquire property plant and equipment												2,125
Existing cash | Leviathan
Vessels [Line Items]
Payments to acquire property plant and equipment												$ 2,125